Derivative Financial Instruments and Hedge Accounting (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Notional amount	$ 377,131,597	$ 241,467,084	$ 177,224,139
Fair value Assets	8,148,608	3,100,635	2,238,647
Fair value Liabilities	7,390,654	2,517,728	2,139,488
More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	84,086,430		35,372,847
More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	236,978,332		110,235,375
Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	56,066,835		31,615,917
Cash Flow Hedge [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	16,939,379	13,456,422	9,751,673
Fair value Assets	110,544	79,859
Fair value Liabilities	46,688	40,725
Cash Flow Hedge [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	15,053,362	13,082,521	8,731,598
Fair value Assets	106,413	79,859
Fair value Liabilities	43,183	32,712
Cash Flow Hedge [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,886,017	373,901	1,020,075
Fair value Assets	4,131
Fair value Liabilities	3,505	8,013
Cash Flow Hedge [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,956,878		1,856,586
Cash Flow Hedge [Member] | More Than 3 Months To 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,938,222		1,637,604
Cash Flow Hedge [Member] | More Than 3 Months To 1 Year [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,018,656		218,982
Cash Flow Hedge [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	11,616,489		6,672,566
Cash Flow Hedge [Member] | More Than 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	10,848,233		6,672,566
Cash Flow Hedge [Member] | More Than 1 Year [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	768,256
Cash Flow Hedge [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,366,012		1,222,521
Cash Flow Hedge [Member] | Up To 3 Months [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,266,907		421,428
Cash Flow Hedge [Member] | Up To 3 Months [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	99,105		801,093
Trading Derivatives [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	343,017,782		159,676,837
Fair value Assets	7,771,734	2,909,630
Fair value Liabilities	7,014,421	2,431,107
Trading Derivatives [Member] | Put currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	138,936		271,808
Fair value Assets	190
Fair value Liabilities	483	363
Trading Derivatives [Member] | Call currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	146,787		277,338
Fair value Assets	5,176	4,332
Fair value Liabilities	240	854
Trading Derivatives [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	141,390,865		57,578,156
Fair value Assets	4,277,450	1,568,365
Fair value Liabilities	3,605,516	1,385,314
Trading Derivatives [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	146,680,442		69,802,132
Fair value Assets	2,465,235	723,870
Fair value Liabilities	2,270,686	577,835
Trading Derivatives [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	54,660,752		31,747,403
Fair value Assets	1,023,683	613,063
Fair value Liabilities	1,137,496	466,741
Trading Derivatives [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	79,947,958		32,637,575
Trading Derivatives [Member] | More Than 3 Months To 1 Year [Member] | Put currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	41,872		28,616
Trading Derivatives [Member] | More Than 3 Months To 1 Year [Member] | Call currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	47,012		37,099
Trading Derivatives [Member] | More Than 3 Months To 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	20,457,463		7,503,144
Trading Derivatives [Member] | More Than 3 Months To 1 Year [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	40,892,909		14,389,389
Trading Derivatives [Member] | More Than 3 Months To 1 Year [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	18,508,702		10,679,327
Trading Derivatives [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	210,157,647		96,645,866
Trading Derivatives [Member] | More Than 1 Year [Member] | Put currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	80,655		50,470
Trading Derivatives [Member] | More Than 1 Year [Member] | Call currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	81,804		49,853
Trading Derivatives [Member] | More Than 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	113,206,678		47,111,371
Trading Derivatives [Member] | More Than 1 Year [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	89,109,046		46,342,779
Trading Derivatives [Member] | More Than 1 Year [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	7,679,464		3,091,393
Trading Derivatives [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	52,912,177		30,393,396
Trading Derivatives [Member] | Up To 3 Months [Member] | Put currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	16,409		192,722
Trading Derivatives [Member] | Up To 3 Months [Member] | Call currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	17,971		190,386
Trading Derivatives [Member] | Up To 3 Months [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	7,726,724		2,963,641
Trading Derivatives [Member] | Up To 3 Months [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	16,678,487		9,069,964
Trading Derivatives [Member] | Up To 3 Months [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	28,472,586		17,976,683
Fair Value Hedges [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	17,174,436	9,745,718	7,795,629
Fair value Assets	266,330	111,146
Fair value Liabilities	329,545	45,896
Fair Value Hedges [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	14,628,050	7,983,106	6,078,473
Fair value Assets	226,870	96,357
Fair value Liabilities	295,281	36,708
Fair Value Hedges [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,546,386	1,762,612	1,717,156
Fair value Assets	39,460	14,789
Fair value Liabilities	34,264	$ 9,188
Fair Value Hedges [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,181,594		878,686
Fair Value Hedges [Member] | More Than 3 Months To 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	863,984		715,701
Fair Value Hedges [Member] | More Than 3 Months To 1 Year [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	317,610		162,985
Fair Value Hedges [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	15,204,196		6,916,943
Fair Value Hedges [Member] | More Than 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	13,357,058		5,362,772
Fair Value Hedges [Member] | More Than 1 Year [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,847,138		1,554,171
Fair Value Hedges [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	788,646
Fair Value Hedges [Member] | Up To 3 Months [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	407,008
Fair Value Hedges [Member] | Up To 3 Months [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	$ 381,638